Segment information	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segment information

14. Segment information

The Company evaluated its operating segments in accordance with ASC 280, “Segment Reporting” and determined it operates as two reportable segments, as follows:

►	Pharmacy and sale of prescription drugs from which revenues is composed of prescription and Over the Counter (OTC) as well as infusion services and other consultancy services.

►	Clinical trials, which relates to clinical trial research with the industry and healthcare community to advance therapeutic treatment options.

The Chief Executive Officer is the CODM and monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements. The Company’s financing (including finance costs, finance income and other income) and income taxes are managed on a Company basis and are not allocated to operating segments.

The accounting policies of the segments are consistent with those described in Note 3 - Summary of Significant Accounting Policies.

Year ended September 30, 2024	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$199,199	$1,307	$200,506
Total revenue	199,199	1,307	200,506

Expenses
Cost of sales	166,683	229	166,912
General and administrative	53,936	1,159	55,095
Goodwill impairment	26,910	-	26,910
Intangibles impairment	2,141	-	2,141
Depreciation and amortization	4,064	9	4,073
Finance costs	5,430	4	5,434
Income taxes (recovery)	113	(42)	71
Deferred tax recovery	(1,313)	-	(1,313)
Other expense (income)	638	(20)	618
Segment loss	(59,403)	(32)	(59,435)

Year ended September 30, 2023	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$160,136	$1,412	$161,548
Total revenue	160,136	1,412	161,548

Expenses
Cost of sales	129,229	250	129,479
General and administrative	40,656	1,267	41,923
Depreciation and amortization	2,351	6	2,357
Finance costs	2,469	1	2,470
Income taxes	517	86	603
Deferred tax recovery	(336)	-	(336)
Other expense	180	-	180
Segment loss	(14,930)	(198)	(15,128)

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)